Deferred tax (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Summary of Reconciliation of Net Deferred Tax Assets/(Liabilities)
Net deferred tax (liabilities)/assets comprise:

	Stock relief £m	Excess of capital allowances over depreciation £m	Tax losses £m	Undistributed earnings of associates and subsidiaries £m	Retirement benefits £m	Trademarks £m	Other temporary differences £m	Total £m

1 January 2021	(13)	(189)	58	(231)	246	(16,784)	1,133	(15,780)

Differences on exchange	(3)	5	(3)	2	(4)	(149)	4	(148)

Credited/(charged) to the income statement	12	(16)	34	8	(22)	63	(50)	29

Credited/(charged) relating to changes in tax rates	–	49	5	–	(3)	91	16	158

Charged to other comprehensive income	–	–	–	–	(78)	–	(32)	(110)

31 December 2021	(4)	(151)	94	(221)	139	(16,779)	1,071	(15,851)

1 January 2020	(45)	(208)	79	(318)	279	(17,408)	995	(16,626)

Differences on exchange	4	13	(3)	8	–	528	(44)	506

Credited/(charged) to the income statement	28	(6)	(21)	(18)	(12)	75	138	184

Credited relating to changes in tax rates	–	12	3	97	–	21	–	133

(Charged)/credited to other comprehensive income	–	–	–	–	(21)	–	44	23

31 December 2020	(13)	(189)	58	(231)	246	(16,784)	1,133	(15,780)